Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Capital expenditure commitments		$ 1.9